Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On February 6, 2019 the Company entered into a settlement agreement in which Najib Babul relinquished his 303,392 shares in Relmada, signed a consulting contract and Relmada committed to a $500,000 initial payment and four subsequent payments of $250,000 on March 31, 2019, June 30, 2019, September 30, 2019 and December 31, 2019. For accounting purposes no fair value was attributed to the consulting agreement. The Company recorded a liability at December 31, 2018 of $1,105,590 representing the total cash payments of $1,500,000 less the fair value of shares relinquished.

On February 12, 2019 the Company closed a private placement of securities to accredited investors. The Company received $725,000 and sold an aggregate of 805,554 units representing 805,554 shares of common stock and 523,610 warrants. The price per unit was $0.90 and the exercise price of each warrant is $1.50 with a 5-year term.

NOTE 13 - SUBSEQUENT EVENTS None.